PGIM US Large-Cap Buffer 20 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2024
Description	Shares	Value
Short-Term Investments 103.4%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $52,108)(wb)	52,108	$52,108
Options Purchased*~ 101.3%
(cost $2,525,082)		2,557,363

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.4% (cost $2,577,190)		2,609,471
Options Written*~ (3.4)%
(premiums received $75,936)		(84,478)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,501,254)		2,524,993
Liabilities in excess of other assets(z) (0.0)%		(799)

Net Assets 100.0%		$2,524,194

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75		52		5	$2,461,341
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31		52		5	96,022
Total Options Purchased (cost $2,525,082)								$2,557,363

PGIM US Large-Cap Buffer 20 ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$533.16		52		5	$(58,325)
SPDR S&P 500 ETF Trust	Put	12/31/24	$380.25		52		5	(26,153)
Total Options Written (premiums received $75,936)							$(84,478)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2